Changes in Redeemable Noncontrolling Interests (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Beginning Balance	$ 338	¥ 28,095	¥ 25,396	¥ 24,057
Contribution to subsidiary	122	10,219	0	0
Adjustment of Redeemable Noncontrolling Interests to Redemption Value	0	(73)	(139)	23
Transaction with noncontrolling interests	13	1,063	1,962	1,699
Comprehensive income (loss)
Net Income	35	2,959	2,476	698
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	0	0	0	(261)
Net change of foreign currency translation adjustments	(28)	(2,353)	(1,600)	(820)
Total other comprehensive income (loss)	(28)	(2,353)	(1,600)	(1,081)
Comprehensive income (loss)	7	606	876	(383)
Cash dividends	(72)	(6,008)	0	0
Ending Balance	$ 408	¥ 33,902	¥ 28,095	¥ 25,396